Quarterly Report
May 31, 2019
MFS®  New Discovery Value Fund

Portfolio of Investments
5/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.6%
Aerospace – 2.2%
CACI International, Inc., “A” (a)	169,721	$34,541,618
ManTech International Corp., “A”	383,432	23,531,222
		$58,072,840
Apparel Manufacturers – 1.2%
Skechers USA, Inc., “A” (a)	1,118,493	$31,239,509
Automotive – 1.6%
LKQ Corp. (a)	705,167	$18,087,533
Stoneridge, Inc. (a)	236,178	6,147,713
Visteon Corp. (a)	399,609	17,786,597
		$42,021,843
Brokerage & Asset Managers – 1.4%
TMX Group Ltd.	538,254	$35,908,822
Business Services – 2.1%
BrightView Holdings, Inc. (a)	1,929,587	$32,243,399
PRA Group, Inc. (a)	799,861	22,084,162
		$54,327,561
Computer Software – 0.6%
8x8, Inc. (a)	689,935	$16,648,132
Computer Software - Systems – 2.7%
Model N, Inc. (a)	1,168,524	$21,056,802
Presidio, Inc.	1,470,284	19,481,263
Verint Systems, Inc. (a)	521,186	29,577,306
		$70,115,371
Construction – 4.9%
Eagle Materials, Inc.	176,960	$15,229,178
GMS, Inc. (a)	852,557	14,357,060
Owens Corning	983,394	47,665,107
Toll Brothers, Inc.	1,385,094	48,159,718
		$125,411,063
Consumer Products – 2.5%
Newell Brands, Inc.	1,208,200	$16,214,044
Prestige Brands Holdings, Inc. (a)	512,974	14,891,635
Sensient Technologies Corp.	480,757	32,547,249
		$63,652,928
Containers – 3.0%
Berry Global Group, Inc. (a)	560,539	$26,356,544
Graphic Packaging Holding Co.	3,913,652	50,877,476
		$77,234,020
Electrical Equipment – 2.7%
HD Supply Holdings, Inc. (a)	787,594	$32,677,275
TriMas Corp. (a)	739,437	21,184,870
WESCO International, Inc. (a)	364,351	17,062,557
		$70,924,702

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 1.8%
nLIGHT, Inc. (a)	797,016	$14,896,229
OSI Systems, Inc. (a)	125,748	13,026,236
Plexus Corp. (a)	363,576	18,007,919
		$45,930,384
Energy - Independent – 1.1%
Matador Resources Co. (a)	684,306	$11,249,991
WPX Energy, Inc. (a)	1,647,206	17,723,936
		$28,973,927
Engineering - Construction – 2.5%
Construction Partners, Inc., “A” (a)	1,211,532	$15,762,031
KBR, Inc.	2,152,329	47,824,751
		$63,586,782
Entertainment – 2.0%
IMAX Corp. (a)	1,240,706	$26,997,763
Merlin Entertainment	5,123,544	24,517,514
		$51,515,277
Food & Beverages – 3.6%
Cal-Maine Foods, Inc.	442,534	$16,382,609
Hostess Brands, Inc. (a)	2,110,315	28,257,118
Nomad Foods Ltd. (a)	935,334	19,847,787
Sanderson Farms, Inc.	146,837	20,074,086
TreeHouse Foods, Inc. (a)	185,945	9,693,313
		$94,254,913
Gaming & Lodging – 0.7%
Wyndham Hotels Group LLC	343,283	$18,310,715
Insurance – 3.0%
Everest Re Group Ltd.	115,807	$28,680,762
Hanover Insurance Group, Inc.	210,566	25,722,742
Safety Insurance Group, Inc.	80,037	7,293,772
Third Point Reinsurance Ltd. (a)	1,456,284	14,795,845
		$76,493,121
Internet – 0.2%
Stamps.com, Inc. (a)	189,109	$6,342,716
Leisure & Toys – 1.0%
Brunswick Corp.	604,318	$25,067,111
Machinery & Tools – 4.6%
Actuant Corp., “A”	490,220	$10,853,471
AGCO Corp.	314,715	20,947,430
ITT, Inc.	310,601	17,896,830
Kennametal, Inc.	978,682	30,094,471
Regal Beloit Corp.	264,171	19,205,232
Ritchie Bros. Auctioneers, Inc.	554,915	18,517,514
		$117,514,948
Medical & Health Technology & Services – 2.4%
Premier, Inc., “A” (a)	1,665,330	$61,200,878

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 2.8%
New Jersey Resources Corp.	430,932	$20,447,723
South Jersey Industries, Inc.	1,668,510	52,641,491
		$73,089,214
Oil Services – 3.3%
Apergy Corp. (a)	223,388	$6,927,262
Frank's International N.V. (a)	4,201,544	23,906,785
Liberty Oilfield Services, Inc. (l)	702,878	8,961,695
NOW, Inc. (a)	1,407,478	18,339,438
Patterson-UTI Energy, Inc.	2,570,662	27,326,137
		$85,461,317
Other Banks & Diversified Financials – 18.8%
Air Lease Corp.	605,652	$21,803,472
Bank of Hawaii Corp.	441,880	33,432,641
Brookline Bancorp, Inc.	1,842,613	26,441,497
Cathay General Bancorp, Inc.	795,112	26,747,568
CVB Financial Corp.	574,997	11,816,188
Element Fleet Management Corp.	4,954,671	35,851,348
First Hawaiian, Inc.	1,736,032	43,209,836
Hanmi Financial Corp.	1,208,481	24,918,878
Lakeland Financial Corp.	782,817	34,404,807
Legacytextas Financial Group, Inc.	923,723	33,715,890
Prosperity Bancshares, Inc.	459,175	29,759,132
Sandy Spring Bancorp, Inc.	397,534	12,780,718
Signature Bank	227,739	26,087,502
TCF Financial Corp.	1,466,564	27,952,710
Textainer Group Holdings Ltd. (a)	1,266,515	11,727,929
UMB Financial Corp.	631,564	38,992,761
Umpqua Holdings Corp.	814,570	13,008,683
Wintrust Financial Corp.	479,461	32,478,688
		$485,130,248
Pharmaceuticals – 0.3%
Genomma Lab Internacional S.A., “B” (a)	7,812,072	$6,576,909
Pollution Control – 1.1%
Evoqua Water Technologies LLC (a)	1,139,051	$13,406,630
Stericycle, Inc. (a)	310,795	14,414,672
		$27,821,302
Real Estate – 12.3%
Brixmor Property Group, Inc., REIT	1,632,744	$28,001,560
Corporate Office Properties Trust, REIT	1,487,244	41,404,873
Equity Commonwealth, REIT	824,625	26,858,036
Industrial Logistics Properties Trust, REIT	1,827,506	34,466,763
Life Storage, Inc., REIT	283,517	27,297,017
Medical Properties Trust, Inc., REIT	1,909,193	33,945,452
Office Properties Income Trust	907,842	21,706,502
Spirit Realty Capital, Inc., REIT	494,006	21,074,296
STAG Industrial, Inc., REIT	1,298,113	37,878,937
STORE Capital Corp., REIT	754,682	25,825,218
Two Harbors Investment Corp, REIT	1,615,410	19,740,310
		$318,198,964
Specialty Chemicals – 3.3%
Axalta Coating Systems Ltd. (a)	574,701	$13,511,220
Ferro Corp. (a)	1,914,469	25,921,910
Ferroglobe PLC	1,950,893	2,887,322

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – continued
RPM International, Inc.	225,133	$12,049,118
Univar, Inc. (a)	1,499,069	29,996,371
		$84,365,941
Specialty Stores – 2.4%
BJ's Wholesale Club Holdings, Inc. (a)	769,777	$19,229,029
Michaels Co., Inc. (a)	980,415	8,931,581
Urban Outfitters, Inc. (a)	626,830	14,084,870
Zumiez, Inc. (a)	1,061,519	20,996,846
		$63,242,326
Trucking – 0.5%
Schneider National, Inc.	761,994	$12,801,499
Utilities - Electric Power – 4.0%
Black Hills Corp.	691,494	$52,691,843
Portland General Electric Co.	936,581	49,507,671
		$102,199,514
Total Common Stocks		$2,493,634,797
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 2.46% (v)	51,927,592	$51,927,592
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.37% (j)	1,991,646	$1,991,646

Other Assets, Less Liabilities – 1.3%		33,256,507
Net Assets – 100.0%		$2,580,810,542
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $51,927,592 and $2,495,626,443, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,340,686,975	$—	$—	$2,340,686,975
Canada	90,277,683	—	—	90,277,683
United Kingdom	19,847,787	24,517,514	—	44,365,301
China	11,727,929	—	—	11,727,929
Mexico	6,576,909	—	—	6,576,909
Mutual Funds	53,919,238	—	—	53,919,238
Total	$2,523,036,521	$24,517,514	$—	$2,547,554,035
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Construction Partners, Inc., “A”*	$14,613,797	$371,443	$—	$—	$776,791	$—
MFS Institutional Money Market Portfolio	56,574,297	301,063,106	305,721,494	8,433	3,250	51,927,592
	$71,188,094	$301,434,549	$305,721,494	$8,433	$780,041	$51,927,592
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Construction Partners, Inc., “A”*	$—	$—
MFS Institutional Money Market Portfolio	344,445	—
	$344,445	$—
*	Held at period end. No longer considered an affiliated issuer.